Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Statement of compliance
Statement of compliance
The consolidated and company financial statements are prepared in compliance with International Financial Reporting Standards (IFRS) and Interpretations of those standards, as issued by the International Accounting Standards Board (IASB) in the English language, the South African Institute of Chartered Accountants Financial Reporting Guides as issued by the Accounting Practices Committee, Financial Reporting Pronouncements as issued by Financial Reporting Standards Council, JSE Listings Requirements and in the manner required by the South African Companies Act, 2008.

New standards and interpretations issued
New standards and interpretations issued

The financial statements have been drawn up on the basis of accounting standards, interpretations and amendments effective at the beginning of the accounting period on 1 January 2017. The adoption of the new standards, interpretations and amendments effective from 1 January 2017 had no material impact on the group.

AngloGold Ashanti assesses the significance of new standards, interpretations and amendments to standards in issue that are not yet adopted but are likely to affect the financial reporting in future years. We have identified that IFRS 15 “Revenue from Contracts with Customers” and IFRS 9 “Financial Instruments”, both of which have an effective date of 1 January 2018, are likely to affect future financial reporting.

IFRS 15 Revenue
Management has assessed the potential impact of IFRS 15 on the financial statements of the group and concluded that the group does not sell product based on multiple-element arrangements and it does not sell product on a provisional or variable pricing basis and as such the new standard does not have a significant impact on the timing or amount of the group’s revenue recognition. However, the adoption of IFRS 15 will result in the presentation of by-product revenue in Revenue from product sales where previously by-product revenue was included in cost of sales. Revenue from product sales includes gold income and by-product revenue. This change in classification results in a corresponding increase in costs of sales, and therefore will not have an impact on previously reported gross profit.

As currently reported:

	U S Dollars
Figures in millions	2017	2016	2015
Revenue	4,543	4,254	4,174
Gold income	4,356	4,085	4,015
Cost of sales	(3,582)	(3,263)	(3,294)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	784	841	714
Gross profit %	18.00%	20.59%	17.78%

By-products revenue for the years ended 2017, 2016 and 2015 ($154m, $138m and $127m respectively) is included in the Revenue line, but is offset and thus reduces cost of sales in the detailed income statement.

On adoption of IFRS 15, AngloGold Ashanti will disclose revenue from all product sales, including by-products sales in Revenue from product sales in the detailed income statement. Accordingly, the detailed income statement would be restated for the effects of adopting IFRS 15 as follows:

	U S Dollars
Figures in millions	2017	2016	2015
Revenue	4,543	4,254	4,174
Revenue from product sales	4,510	4,223	4,142
Cost of sales	(3,736)	(3,401)	(3,421)
Gain (loss) on non-hedge derivatives and other commodity contracts	10	19	(7)
Gross profit	784	841	714
Gross profit %	17.38%	19.91%	17.24%

AngloGold Ashanti intends to apply IFRS 15 retrospectively to each prior reporting period presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.

IFRS 9 Financial Instruments
The group’s financial assets include debt instruments (held to maturity bonds and negotiable certificates of deposit), cash restricted for use and cash and cash equivalents which will be subject to IFRS 9 expected credit loss model as they are to be carried at amortised cost. The accounting policy for listed equity investments will depend on the nature of the listed investment. Listed equity investments which are held to meet rehabilitation liabilities in future will be classified as fair value through profit and loss. Listed equity investments held for other purposes will be classified as fair value through other comprehensive income. Financial liabilities are currently carried at amortised cost with no requirements to change their recognition or presentation under IFRS 9. We have evaluated the possible impact of the adoption of IFRS 9 including the expected credit loss model and we do not expect the adoption to have a significant impact on total assets, total liabilities or the results of the group.

IFRS 16 Leases
In addition, IFRS 16 “Leases”, with an effective date of 1 January 2019, is likely to affect future financial reporting and management is still in the process of assessing all of the potential consequences arising out of the adoption of this standard. With the removal of the operating lease classification, leases that are within the scope of IFRS 16 will result in an increase in assets and liabilities. We expect a likely increase in the depreciation expense and also an increase in cash flows from operating activities as the lease payments will be recorded as financing outflows in our cash flow statement. Management expects that the mining and drilling contracts which are not classified as finance leases under the current accounting standards (IAS 17 and IFRIC 4), will potentially have the most impact on the group’s results on adoption of IFRS 16.

Basis of Preparation
BASIS OF PREPARATION

The financial statements are prepared according to the historical cost convention, except for the revaluation of certain financial instruments to fair value. The group’s accounting policies as set out below are consistent in all material respects with those applied in the previous year.

The group financial statements are presented in US dollars.

Based on materiality, certain comparatives in the notes have been aggregated and comparatives have been restated to accord with current year disclosures.

The group financial statements incorporate the financial statements of the company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, the Environmental Rehabilitation Trust Fund, joint ventures and associates, are prepared for the same reporting period as the holding company, using the same accounting policies.

Subsidiaries are all entities (including structured entities) over which the group has control. The group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Control would generally exist where the group owns more than 50% of the voting rights, unless the group and other investors collectively control the entity where they must act together to direct the relevant activities. In such cases, as no investor individually controls the entity the investment is accounted for as an equity method investment or a joint operation. Subsidiaries are fully consolidated from the date on which control is transferred to the group. They are de-consolidated from the date on which control ceases. The group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Disclosures for non-controlling interests are assessed by reference to consolidated non-controlling interest.

Intra-group transactions, balances and unrealised gains and losses on transactions between group companies, including any resulting tax effect are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

Use of estimates
Use of estimates

The preparation of the financial statements requires the group’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The determination of estimates requires the exercise of judgement based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results could differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to Ore Reserve that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortisation calculations; environmental, reclamation and closure obligations; asset impairments/reversals (including impairments of goodwill); and write-downs of inventory to net realisable value. Other estimates include employee benefit liabilities and unrecognised tax positions.

Estimates and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The judgements that management has applied in the application of accounting policies, and the estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below.

Carrying value of goodwill and intangible assets
Carrying value of goodwill and intangible assets

Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred over the fair value of the attributable Mineral Resource including value beyond proved and probable Ore Reserve, exploration properties and net assets is recognised as goodwill.

Intangible assets that have an indefinite useful life and separately recognised goodwill are not subject to amortisation and are tested annually for impairment and whenever events or changes in circumstance indicate that the carrying amount may not be recoverable. Assets that are subject to amortisation are tested for impairment whenever events or changes in circumstance indicate that the carrying amount may not be recoverable.

An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

An individual operating mine is not a typical going-concern business because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the wasting nature of the mine reporting unit. In accordance with the provisions of IAS 36 “Impairment of Assets”, the group performs its annual impairment review of assigned goodwill during the fourth quarter of each year.

Income taxes and taxation
Income taxes

The group is subject to income taxes in numerous jurisdictions. Significant judgement is required in determining the worldwide provision for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The group recognises liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

The group recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on forecast cash flows from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the group to realise the net deferred tax assets recorded at the reporting date could be impacted.

Additionally, future changes in tax laws in the jurisdictions in which the group operates could limit the ability of the group to obtain tax deductions in future periods
Taxation

Deferred taxation is provided on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting date.

Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.

Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or a business combination that is an acquisition.

Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense.

Provision for environmental rehabilitation obligations and expenditure
Provision for environmental rehabilitation obligations

The group’s mining and exploration activities are subject to various laws and regulations governing the protection of the environment. The group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred. Future changes to environmental laws and regulations, life of mine estimates, inflation rates, foreign currency exchange rates and discount rates could affect the carrying amount of this provision.
Environmental expenditure

The group has long-term remediation obligations comprising decommissioning and restoration liabilities relating to its past operations which are based on the group’s environmental management plans, in compliance with current environmental and regulatory requirements. Provisions for non-recurring remediation costs are made when there is a present obligation, it is probable that expenditure on remediation work will be required and the cost can be estimated within a reasonable range of possible outcomes. The costs are based on currently available facts, technology expected to be available at the time of the clean-up, laws and regulations presently or virtually certain to be enacted and prior experience in remediation of contaminated sites.

Contributions for the South African operations are made to Environmental Rehabilitation Trust Funds, created in accordance with local statutory requirements where applicable, to solely fund the estimated cost of rehabilitation during and at the end of the life of a mine. The amounts contributed to the trust funds are accounted for as non-current assets in the company. Interest earned on monies paid to rehabilitation trust funds is accrued on a time proportion basis and is recorded as interest income. These funds may only be utilised for purposes of settling decommissioning and environmental liabilities relating to existing mining operations. All income earned on these funds is reinvested or spent to meet these obligations. For group purposes, the trusts are consolidated.

Decommissioning costs

The provision for decommissioning represents the cost that will arise from rectifying damage caused before production commences. Accordingly, a provision and a decommissioning asset is recognised and included within mine infrastructure.

Decommissioning costs are provided at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices. The unwinding of the decommissioning obligation is included in the income statement. Estimated future costs of decommissioning obligations are reviewed regularly and adjusted as appropriate for new circumstances or changes in law or technology. Changes in estimates are capitalised or reversed against the relevant asset. Estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Gains or losses from the expected disposal of assets are not taken into account when determining the provision.

Restoration costs

The provision for restoration represents the cost of restoring site damage after the start of production. Changes in the provision are recorded in the income statement as a cost of production.

Restoration costs are estimated at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices and adjusted for risks specific to the liability. The estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Stockpiles, metals in process and inventories
Stockpiles and metals in process

Costs that are incurred in or benefit the production process are accumulated in stockpiles and metals in process values. Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long term metals prices, less estimated costs to complete production and bring the product to sale.

Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.

Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered (metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.

Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realisable value are accounted for on a prospective basis.
Inventories

Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:

•	metals in process are valued at the average total production cost at the relevant stage of production;

•	gold doré/bullion is valued on an average total production cost method;

•	ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity;

•	by-products, which include uranium oxide, silver and sulphuric acid, are valued using an average total production cost method;

•	mine operating supplies are valued at average cost; and

•	heap leach pad materials are measured on an average total production cost basis.

A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory.

Recoverable tax, rebates, levies and duties
Recoverable tax, rebates, levies and duties

In a number of countries, particularly in Continental Africa, AngloGold Ashanti is due refunds of indirect tax which remain outstanding for periods longer than those provided for in the respective statutes.

In addition, AngloGold Ashanti has unresolved tax disputes in a number of countries, particularly in Continental Africa and in Brazil. If the outstanding input taxes are not received and the tax disputes are not resolved in a manner favourable to AngloGold Ashanti, it could have a material adverse effect upon the carrying value of these assets.

Post-retirement and pension obligations
Post-retirement obligations

The determination of AngloGold Ashanti’s obligation and expense post-retirement liabilities, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, the expected long-term rate of return of plan assets, health care inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.
Other post-employment benefit obligations

Some group companies provide post-retirement health care benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.

Ore reserve estimates
Ore Reserve estimates

An Ore Reserve estimate is an estimate of the amount of product that can be economically and legally extracted from the group’s properties. In order to calculate the Ore Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.

Estimating the quantity and/or grade of the Ore Reserve requires the size, shape and depth of orebodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.

The group is required to determine and report its Ore Reserve in accordance with the South African Code for the reporting of Exploration Results, Mineral Resources and Mineral Reserves (The SAMREC Code) 2016 Edition.

Because the economic assumptions used to estimate changes in the Ore Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Ore Reserve may change from period to period. Changes in the reported Ore Reserve may affect the group’s financial results and financial position in a number of ways, including the following:

•	asset carrying values may be affected due to changes in estimated future cash flows;

•
depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;

•
overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;

•	decommissioning site restoration and environmental provisions may change where changes in the estimated Ore Reserve affect expectations about the timing or cost of these activities; and

•	the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Development expenditure
Development expenditure

Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable reserves exist such that development may be sanctioned. In exercising this judgement, management is required to make certain estimates and assumptions similar to those described in the accounting policy for exploration and evaluation assets. Any such estimates and assumptions may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement.

Provision for silicosis
Provision for silicosis

Significant judgement is applied in estimating the costs that will be incurred to settle the silicosis class action claims and related expenditure.The final costs may differ from current cost estimates. The provision is based on actuarial assumptions including:

•	silicosis prevalence rates;

•	estimated settlement per claimant;

•	benefit take-up rates;

•	disease progression rates;

•	timing of cashflows; and

•	discount rate.

Management believes the assumptions are appropriate, however changes in the assumptions may materially affect the provision and final costs of settlement. In prior years, a silicosis provision was not raised as a reliable estimate could not be determined.

Investment in associates and joint ventures
Joint ventures and associates

If necessary, impairment losses on loans and equity are reported under share of joint ventures and associates profit and loss.

Any losses of equity-accounted investments are brought to account in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the group is committed to providing financial support to such investees.

The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment losses recognised, the share of post-acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment in value has occurred; it is recognised in the period in which the impairment arose.

In determining materiality for the disclosure requirements of IFRS 12 “Disclosure of Interest in Other Entities”, management has assessed that amounts representing the carrying value of at least 90% of the investments in associates and joint ventures balances, reported in the statement of financial position, constitute quantitative materiality.

Contingencies
Contingencies

By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events. Such contingencies include, but are not limited to environmental obligations, litigation, regulatory proceedings, tax matters and losses resulting from other events and developments.

Firstly, when a loss is considered probable and reasonably estimable, a liability is recorded in the amount of the best estimate for the ultimate loss. The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of loss may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.

In determining the threshold for disclosure on a qualitative and quantitative basis, management considers the potential for a disruptive effect on the normal functioning of the group and/or whether the contingency could impact investment decisions. Such qualitative matters considered are reputational risks, regulatory compliance issues and reasonable investor considerations. For quantitative purposes an amount of $18m, has been considered.

As a global company, the group is exposed to numerous legal risks. The outcome of currently pending and future proceedings cannot be predicted with certainty. Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which each suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the group could be materially affected by the unfavourable outcome of litigation.

Joint ventures
Joint ventures

A joint venture is an entity in which the group holds a long term interest and which the group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. The group’s interests in joint arrangements classified as joint ventures are accounted for using the equity method.

Profits and losses realised in connection with transactions between the group and joint ventures are eliminated in proportion to share ownership. Such profits and losses are deducted from the group’s equity and related statement of financial position amount and released in the group accounts when the assets are effectively realised outside the group. Dividends received from joint ventures are included in operating activities in the cash flow statement.

Associates
Associates

The equity method of accounting is used for an investment over which the group exercises significant influence and normally owns between 20% and 50% of the voting equity. Associates are equity-accounted from the effective date of acquisition to the effective date of disposal.

Profits and losses realised in connection with transactions between the group and associated companies are eliminated in proportion to share ownership. Such profits and losses are deducted from the group’s equity and related statement of financial position amount and released in the group accounts when the assets are effectively realised outside the group. Dividends received from associates are included in investing activities in the cash flow statement.

Unincorporated joint venture - joint operations
Unincorporated joint ventures – joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the use of assets and obligations for the liabilities of the arrangement. The group accounts for activities under joint operations by recognising in relation to the joint operation, the assets it controls and the liabilities it incurs, the expenses it incurs and the revenue from the sale or use of its share of the joint operations output.

Functional currency
Functional currency

Items included in the financial statements of each of the group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’). The functional currency of the parent company is South African Rands.

Foreign currency translation
Transactions and balances

Foreign currency transactions are translated into the functional currency using the approximate exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions and from the translation at the reporting period exchange rate of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement.

Group companies

The results and financial position of all group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

•	share capital and premium are translated at historical rates of exchange at the reporting date;

•	retained earnings are converted at historical average exchange rates;

•	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;

•
income and expenses for each income statement presented are translated at monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rates prevailing at the date of the transaction); and

•	all resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity (foreign currency translation);

Exchange differences arising from the translation of the net investment in foreign operations, and of borrowings and other currency instruments designated as hedges of such investments, are taken to other comprehensive income on consolidation. On repayment or realisation, permanent loans and investments are recycled from FCTR to the income statement. For the company, the exchange differences on such monetary items are reported in the company income statement.

Segment reporting
Segment reporting

An operating segment is a business activity whose results are regularly reviewed by the chief operating decision maker in order to make decisions about resources to be allocated to it and to assess its performance and for which discrete financial information is available. The chief operating decision maker has been determined to be the Executive Committee.

Tangible assets
Carrying value of tangible assets

The majority of mining assets are amortised using the units-of-production method where the mine operating plan calls for production from a well-defined proved and probable Ore Reserve.

For other tangible assets, the straight-line method is applied over the estimated useful life of the asset which does not exceed the estimated mine life based on proved and probable Ore Reserve as the useful lives of these assets are considered to be limited to the life of the relevant mine.

The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on proved and probable Ore Reserve. This would generally arise when there are significant changes in any of the factors or assumptions used in estimating Ore Reserve.

These factors could include:

•	changes in proved and probable Ore Reserve;

•	the grade of Ore Reserve may vary significantly from time to time;

•	differences between actual commodity prices and commodity price assumptions;

•	unforeseen operational issues at mine sites; and

•	changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.

Changes in proved and probable Ore Reserve could similarly impact the useful lives of assets amortised on the straight-line method, where those lives are limited to the life of the mine.

The group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b) improved access to further quantities of material that will be mined in future periods.

The production stripping costs relating to improved access to further quantities of material in future periods are capitalised as a stripping activity asset, if and only if, all of the following are met:

•	It is probable that the future economic benefit (improved access to the orebody) associated with the stripping activity will flow to the group;

•	The group can identify the component of the orebody for which access has been improved; and

•	The costs relating to the stripping activity associated with that component or components can be measured reliably.

Components of the various orebodies at the operations of the group are determined based on the geological areas identified for each of the orebodies and are reflected in the Ore Reserve reporting of the group. In determining whether any production stripping costs should be capitalised as a stripping activity asset, the group uses three operational guidance measures; two of which relate to production measures, while the third relates to an average stripping ratio measure.

Once determined that any portion of the production stripping costs should be capitalised, the group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be deferred. Stripping activity assets are amortised on the units-of-production method based on the Ore Reserve of the component or components of the orebody to which these assets relate.

This accounting treatment is consistent with that for stripping costs incurred during the development phase of a pit, before production commences, except that stripping costs incurred during the development phase of a pit, before production commences, are amortised on the units-of-production method based on the Ore Reserve of the pit.

Deferred stripping costs are included in ‘Mine development costs’, within tangible assets. These costs form part of the total investment in the relevant cash-generating unit, which is reviewed for impairment if events or a change in circumstances indicate that the carrying value may not be recoverable. Amortisation of stripping activity assets is included in operating costs.

The group reviews and tests the carrying value of tangible assets when events or changes in circumstances indicate that the carrying amount may not be recoverable. Assets are grouped at the lowest level for which identifiable cash flows are largely independent of cash flows of other assets, which is generally at the individual mine level. If there are indications that impairment may have occurred, estimates are prepared of expected future cash flows for each group of assets. Expected future cash flows used to determine the value in use of goodwill and tangible assets are inherently uncertain and could materially change over time and impact the recoverable amounts. The cash flows and value in use are significantly affected by a number of factors including published reserves, resources, exploration potential and production estimates, together with economic factors such as spot and future metal prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure. At the reporting date the group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.

The recoverable amount is estimated based on the positive indicators. If an impairment loss has decreased, the carrying amount is recorded at the recoverable amount as limited in terms of IAS 36.
Tangible assets

Tangible assets are recorded at cost less accumulated amortisation and impairments/reversals. Cost includes pre-production expenditure incurred during the development of a mine and the present value of related future decommissioning costs.

Interest on borrowings relating to the financing of major capital projects under construction is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.

If there is an indication that the recoverable amount of any of the tangible assets is less than the carrying value, the recoverable amount is estimated and an allowance is made for the impairment.

Subsequent costs are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the asset will flow to the group, and the cost of the addition can be measured reliably. All other repairs and maintenance are charged to the income statement during the financial period in which they are incurred.

To the extent a legal or constructive obligation to a third party exists, the acquisition cost includes estimated costs of dismantling and removing the asset and restoring the site. A change in estimated expenditures for dismantling, removal and restoration is added to or deducted from the carrying value of the related asset. To the extent that the change would result in a negative carrying amount, this effect is recognised as income. The change in depreciation charge is recognised prospectively.

For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life.

For those assets not amortised on the units-of-production method, amortisation is calculated over their estimated useful life as follows:

•	buildings up to life of mine;

•	plant and machinery up to life of mine;

•	equipment and motor vehicles up to five years;

•	computer equipment up to three years; and

•	leased assets over the shorter of the period of the lease and the useful life of the leased asset.

Major renovations are depreciated over the remaining useful life of the related asset or to the date of the next major renovation, whichever is sooner.

Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.

Gains and losses on disposals are determined by comparing net sale proceeds with the carrying amount at the date of sale. These are included in the income statement.

Mine development costs
Mine development costs

Capitalised mine development costs include expenditure incurred to develop new orebodies, to define further mineralisation in existing orebodies and, to expand the capacity of a mine. Mine development costs include acquired proved and probable Ore Reserve at cost at the acquisition date. These costs are amortised from the date on which commercial production begins.

Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated proved and probable Ore Reserve. The proved and probable Ore Reserve reflects estimated quantities of reserves which can be recovered economically in the future from known mineral deposits.

Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the group. Once determined that any portion of the production stripping costs should be capitalised, the group determines the average mine costs per tonne of the component and the waste tonnes to which the production stripping costs relate to determine the amount of the production stripping costs that should be capitalised. Stripping activity assets are amortised on a units-of-production method based on the Ore Reserve of the component of the orebody to which these assets relate.

The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the orebody, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in the light of additional knowledge and changes in estimates.

Mining infrastructure
Mine infrastructure

Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated proved and probable Ore Reserve.

Land and assets under construction	Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Mineral rights and dumps	Mineral rights and dumps Mineral rights are amortised using the units-of-production method based on the estimated proved and probable Ore Reserve. Dumps are amortised over the period of treatment.
Exploration, evaluation assets and research expenditures
Exploration and evaluation assets

All pre-license and exploration costs, including geological and geographical costs, labour, Mineral Resource and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:

•
Costs on greenfields sites, being those where the group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of proved and probable Ore Reserve at this location;

•
Costs on brownfields sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive proved and probable Ore Reserve after which the expenditure is capitalised as a mine development cost; and

•
Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as a mine development cost.

Costs relating to property acquisitions are capitalised within mine development costs.

Leased assets
Leased assets

Assets subject to finance leases are capitalised at the lower of their fair value or the present value of minimum lease payments measured at inception of the lease with the related lease obligation recognised at the same amount. Capitalised leased assets are depreciated over the shorter of their estimated useful lives and the lease term. Finance lease payments are allocated using the rate implicit in the lease, which is included in finance costs, and the capital repayment, which reduces the liability to the lessor.

Operating lease rentals are charged against operating profits in a systematic manner related to the period the assets concerned will be used.

Non-current Assets Held For Sale
Non-current assets held for sale

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as having been met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell

Provisions
Provisions

Provisions are recognised when the group has a present obligation, whether legal or constructive, because of a past event for which it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recognised only when the reimbursement is virtually certain. The amount to be reimbursed is recognised as a separate asset. Where the group has a joint and several liability with one or more other parties, no provision is recognised to the extent that those other parties are expected to settle part or all of the obligation.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the obligation at the reporting date. The discount rate used to determine the present value reflects current market assessments of the time value of money and the risks specific to the liability.

Litigation and administrative proceedings are evaluated on a case-by-case basis considering the information available, including that of legal counsel, to assess potential outcomes. Where it is considered probable that an obligation will result in an outflow of resources, a provision is recorded for the present value of the expected cash outflows if these are reasonably measurable. These provisions cover the estimated payments to plaintiffs, court fees and the cost of potential settlements.

AngloGold Ashanti does not recognise a contingent liability on its statement of financial position except in a business combination where the contingent liability represents a possible obligation.

Termination benefits
Termination benefits

Termination benefits are payable when employment is terminated before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The group recognises a liability and expense for termination benefits at the earlier of the following dates: (a) when the entity can no longer withdraw the offer of those benefits; and (b) when the entity recognises costs for a restructuring that is within the scope of IAS 37 “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits. The group recognises termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after reporting date are discounted to present value.

Share-based payments
Share-based payments

The group’s management awards certain employee bonuses in the form of equity-settled share-based payments on a discretionary basis.

The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.

Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.

When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.

Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.

In addition, the group's management awards certain employee bonuses in the form of a cash settled scheme, whereby awards granted are linked to the performance of the company's share price. A liability is recognised based upon the grant date fair value and is subsequently remeasured to the closing share price at each reporting date up to the date of vesting. Remeasurements to fair value are recognised in the income statement.

In the company financial statements, share-based payment arrangements with employees of other group entities are recognised by charging that entity its share of the expense and a corresponding increase in other capital reserves. When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.

Revenue recognition
Revenue recognition

Revenue is recognised at the fair value of the consideration received or receivable to the extent that it is probable that economic benefits will flow to the group and revenue and costs can be reliably measured. The following criteria must also be present:

•	the sale of mining products is recognised when the significant risks and rewards of ownership of the products are transferred to the buyer;

•	dividends and royalties are recognised when the right to receive payment is established;

•
interest is recognised on a time proportion basis, taking account of the principal outstanding and the effective rate over the period to maturity, when it is determined that such income will accrue to the group; and

•	where a by-product is not regarded as significant, revenue is credited against cost of sales, when the significant risks and rewards of ownership of the products are transferred to the buyer.

Special items	Special items Items of income and expense that require separate disclosure, in accordance with IAS 1.97, are classified as special items on the face of the income statement.
Financial instruments
Financial instruments

Financial instruments are initially measured at fair value when the group becomes a party to their contractual arrangements. Transaction costs are included in the initial measurement of financial instruments, except financial instruments classified as at fair value through profit or loss. The subsequent measurement of financial instruments is dealt with below.
A financial asset is derecognised when the right to receive cash flows from the asset has expired or the group has transferred its rights to receive cash and either (a) has transferred substantially all the risks and rewards of the asset, or (b) has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires.

On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss.

On derecognition of a financial liability, the difference between the carrying amount of the liability extinguished or transferred to another party and the amount paid is included in profit or loss.

Regular way purchases and sales of all financial assets and liabilities are accounted for at settlement date.

Other investments
Other investments

Listed equity investments and unlisted equity investments, other than investments in subsidiaries, joint ventures and associates, are classified as available-for-sale financial assets and subsequently measured at fair value. Listed investments’ fair values are calculated by reference to the quoted selling price at the close of business on the reporting date. Fair values for unlisted equity investments are estimated using methods reflecting the economic circumstances of the investee. Equity investments for which fair value cannot be measured reliably are recognised at cost less impairment. Changes in fair value are recognised in other comprehensive income in the period in which they arise. These amounts are removed from other comprehensive income and reported in income when the asset is derecognised or when there is objective evidence that the asset is impaired based on a significant or prolonged decrease in the fair value of the equity instrument below its cost.

Investments which management has the intention and ability to hold to maturity are classified as held-to-maturity financial assets and are subsequently measured at amortised cost using the effective interest rate method. If there is evidence that held-to-maturity financial assets are impaired, the carrying amount of the assets is reduced and the loss recognised in the income statement.

Other non-current assets
Other non-current assets

Loans and receivables are subsequently measured at amortised cost using the effective interest rate method. If there is evidence that loans and receivables are impaired, the carrying amount of the assets is reduced and the loss recognised in the income statement.

Trade and other receivables
Trade and other receivables

Trade receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest method, less accumulated impairment. Impairment of trade and other receivables is established when there is objective evidence as a result of a loss event that the group will not be able to collect all amounts due according to the original terms of the receivables. Objective evidence includes failure by the counterparty to perform in terms of contractual arrangements and agreed terms. The amount of the impairment is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the original effective interest rate. Impairments relate to specific accounts whereby the carrying amount is directly reduced. The impairment is recognised in the income statement.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents are defined as cash on hand, demand deposits and short-term, highly liquid investments which are readily convertible to known amounts of cash and subject to insignificant risk of changes in value. They are measured at amortised cost which is deemed to be fair value as they have a short-term maturity.

Cash restricted for use	Cash restricted for use Cash which is subject to legal or contractual restrictions on use is classified separately as cash restricted for use.
Financial liabilities
Financial liabilities

Financial liabilities, other than derivatives and liabilities classified as at fair value through profit or loss, are subsequently measured at amortised cost, using the effective interest rate method.

Financial liabilities permitted to be designated on initial recognition as being at fair value through profit or loss are recognised at fair value, with transaction costs being recognised in profit or loss, and are subsequently measured at fair value. Gains and losses on financial liabilities that are designated as at fair value through profit or loss are recognised in profit or loss as they arise. Fair value of a financial liability that is quoted in an active market is the current offer price times the number of units of the instrument held or issued.

Financial guarantee contracts are accounted for as financial instruments and measured initially at estimated fair value. They are subsequently measured at the higher of the amount determined in accordance with IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, and the amount initially recognised less (when appropriate) cumulative amortisation recognised in accordance with IAS 18 “Revenue”.

Fair value measurements
Fair value measurements

The group measures financial instruments at fair value at each reporting date where relevant. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

For the purpose of fair value disclosures, the group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy. The group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximising the use of relevant observable inputs and minimising the use of unobservable inputs.